SCHEDULE OF SUPPLEMENTAL NON CASH INVESTING ACTIVITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (220,230)	$ (213,463)	$ (196,572)
Carrying amount		2,673	25,634
Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount	217,551	213,507	219,503
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 2,679	$ 2,629	$ 2,703